SEGMENTED INFORMATION - BALANCE SHEETS (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total non- current assets	$ 2,858.5	$ 2,387.6
Total assets	3,935.4	3,400.5
Total liabilities	1,082.6	1,129.4
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	2,148.8	2,071.2
Total assets	2,578.0	2,550.6
Total liabilities	629.4	583.8
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Total non- current assets	842.4	883.4
Total assets	1,065.2	1,099.6
Total liabilities	193.3	189.9
Gold mines | SURINAME
Disclosure of operating segments [line items]
Total non- current assets	615.3	512.8
Total assets	799.0	667.3
Total liabilities	247.6	198.1
Gold mines | CANADA
Disclosure of operating segments [line items]
Total non- current assets	691.1	675.0
Total assets	713.8	783.7
Total liabilities	188.5	195.8
Exploration and evaluation
Disclosure of operating segments [line items]
Total non- current assets	433.7	163.1
Total assets	476.0	193.2
Total liabilities	6.8	8.4
Corporate
Disclosure of operating segments [line items]
Total non- current assets	276.0	153.3
Total assets	881.4	656.7
Total liabilities	$ 446.4	$ 537.2
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Ownership interest in joint venture	41.00%	41.00%
Total non- current assets	$ 127.3	$ 116.5
Total assets	173.0	160.2
Total liabilities	$ 147.9	$ 144.1
Yatela
Disclosure of operating segments [line items]
Ownership interest in joint venture	40.00%